COMMON STOCK AND STOCK INCENTIVE PLANS (Stock Incentive Plans - Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Vesting period	1 year
Maximum [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Vesting period	4 years
2006 Equity Incentive Plan [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Number of shares authorized	1,500,000
Number of shares transferred from the prior plan	8,474,347
2006 Equity Incentive Plan [Member] | Options and restricted stock units [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Number of awards outstanding (in shares)	1,783,638
2006 Equity Incentive Plan [Member] | Stock options [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Vesting period	4 years
2006 Equity Incentive Plan [Member] | Stock options [Member] | Maximum [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Expiration term	7 years
2006 Equity Incentive Plan [Member] | Stock options and stock appreciation rights [Member] | Minimum [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant	100.00%
2006 Equity Incentive Plan [Member] | ISO [Member] | Minimum [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant	110.00%
Percentage of voting power required of the company's stock for specified exercise price	10.00%
2006 Equity Incentive Plan [Member] | ISO [Member] | Maximum [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Expiration term	5 years
Percentage of voting power required of the company's stock for specified vesting period	10.00%